U.S. GOVERNMENT SECURITIES FUND
Portfolio of Investments (Unaudited)
May 31, 2022

Security Description	Par Value	Value

Government National Mortgage Association (2.16%)
3.500%, 11/20/2044	116,024	$117,179
5.000%, 03/15/2038	83,827	88,520
5.500%, 01/15/2025	9,850	10,355
5.500%, 04/15/2036	65,929	69,577
6.000%, 01/15/2026	46,257	49,822
6.000%, 06/15/2038	27,928	30,693
Total Government National Mortgage Association (Cost $353,352)		366,146

United States Treasury Bonds (11.70%)
5.000%, 05/15/2037	500,000	626,963
6.000%, 02/15/2026	800,000	890,313
6.375%, 08/15/2027	400,000	467,750
Total United States Treasury Bonds (Cost $1,988,836)		1,985,026

United States Treasury Notes (76.79%)
2.000%, 02/15/2025	800,000	785,813
2.125%, 02/29/2024	1,300,000	1,293,246
2.125%, 05/15/2025	2,200,000	2,163,563
2.250%, 08/15/2027	3,800,000	3,689,711
2.375%, 04/30/2026	800,000	788,063
2.375%, 05/15/2029	500,000	484,570
2.500%, 08/15/2023	2,600,000	2,609,039
3.125%, 11/15/2028	1,200,000	1,216,547
Total United States Treasury Notes (Cost $13,467,407)		13,030,552

United States Treasury Bills (7.66%)
0.375%, 08/15/2024	500,000	476,523
0.625%, 07/31/2026	900,000	822,727
Total United States Treasury Bills (Cost $1,395,506)		1,299,250

Total Investments (Cost $17,205,101) (98.31%)		$16,680,974
Other Net Assets (1.69%)		286,417
Net Assets (100.00%)		$16,967,391